SCHEDULE OF RIGHT OF USE ASSET AND LEASE LIABILITY (Details) (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Interest expense	$ 90,041	[1]	$ 53,614	$ 49,738
Financed insurance Costs	$ 12,632

[1]	In addition to the non-cash interest of $90,041, the Company also incurred interest of $12,632 related to its financed insurance costs.